Supplement dated June 10, 2015,

to the Summary Prospectus dated April 30, 2015 for:

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC

Research Managed Risk Portfolio)

(the “Summary Prospectus”)

(Class II Shares)

Effective June 12, 2015, Glen M. Goldman will no longer serve as a portfolio manager of the FVIT Wellington Research Managed Risk Portfolio.

Accordingly, effective June 12, 2015, the disclosure in the above referenced Summary Prospectus pertaining to Glen M. Goldman is deleted in its entirety.

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This Supplement, the Prospectus dated April 30, 2015, the Summary Prospectus dated April 30, 2015, and the Statement of Additional dated April 30, 2015, provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.